CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Loss	$ (4,799)	$ (7,016)	$ (9,871)
Adjustments to reconcile loss to net cash provided by (used in) operating activities:
Loss on disposal of property and equipment	9	15	18
Depreciation	1,337	1,285	1,136
Stock-based compensation	1,066	1,220	1,344
Amortization of intangible assets	1,549	1,736	1,755
Accrued interest, accretion of discount and exchange rate differences on credit line	69	124	84
Accretion and change in fair value of earn-out liabilities, net	$ (27)	$ (445)	(2,398)
Loss from sale of investment in affiliate			1,289
Deferred taxes, net	$ (257)	$ (318)	4,980
Changes in assets and liabilities:
Trade receivables	716	866	868
Prepaid expenses and other receivables	36	839	(511)
Change in long-term lease deposits	(12)	1	(17)
Trade payables	(110)	(542)	(248)
Employees and payroll accruals, accrued expenses and other liabilities	(417)	(496)	595
Deferred revenues	(1,069)	(1,047)	1,180
Accrued severance pay, net	52	18	$ (105)
Other long-term liabilities	41	100
Net cash provided by (used in) operating activities	(1,816)	$ (3,660)	$ 99
Cash flows from investing activities:
Capitalization of technology	(1,929)
Proceeds from sale of property and equipment	$ 5	$ 9	$ 4
Proceeds from sale of investment in affiliate			194
Investment in affiliate			(80)
Purchase of property and equipment	$ (1,222)	$ (771)	(2,053)
Net cash used in investing activities	(3,146)	(762)	$ (1,935)
Cash flows from financing activities:
Proceeds from public offering, net	11,524	10,239
Payment of earn-out consideration	(457)	(351)	$ (3,994)
Proceeds from bank loans and credit line	4,400	6,800	6,165
Repayment of bank loans and credit line	(5,200)	(5,270)	(3,004)
Proceeds from options exercised	153	384	1,241
Net cash provided by financing activities	10,420	11,802	408
Effect of exchange rate changes on cash and cash equivalents	(142)	(74)	48
Increase (decrease) in cash and cash equivalents	5,316	7,306	(1,380)
Cash and cash equivalents at the beginning of the year	11,063	3,757	5,137
Cash and cash equivalents at the end of the year	16,379	11,063	3,757
Cash paid during the year for:
Taxes	190	207	352
Interest	185	279	142
Non-cash transactions:
Purchase of property and equipment by credit	$ (82)	$ (324)	$ (145)